SUPPLEMENT

DATED FEBRUARY 7, 2012 TO THE

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 30, 2012

FOR THE HARTFORD MUTUAL FUNDS, INC. AND

THE HARTFORD MUTUAL FUNDS II, INC. (THE “SAI”)

At a meeting of the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the “Board”) on February 1, 2012, the Board approved sub-advisory agreements with Wellington Management Company, LLP (“Wellington Management”) on behalf of certain funds.  Accordingly, as of March 5, 2012, Wellington Management will serve as the sub-adviser for The Hartford High Yield Fund, The Hartford Inflation Plus Fund, The Hartford Municipal Opportunities Fund, The Hartford Municipal Real Return Fund, and The Hartford Short Duration Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for such funds.  Additionally, as of April 2, 2012 and April 23, 2012, Wellington Management will serve as the sub-adviser for The Hartford Strategic Income Fund and The Hartford Corporate Opportunities Fund, respectively, and Hartford Investment Management will no longer serve as the sub-adviser for such funds.

The Board also approved a change to the name of The Hartford Corporate Opportunities Fund.  Accordingly, as of April 23, 2012, the name of the fund will be changed to “The Hartford Unconstrained Bond Fund.”   In connection with this change, the Board approved changes to the Fund’s investment goal and principal investment strategy.  Additionally, the Board also approved changes to the fee structure of certain funds.  Specifically, additional breakpoints will be added to the contractual management fee schedule for certain funds and modified contractual expense limitations will apply to each class of shares of certain funds.

Investment Risk, Sub-Adviser and Management Fee Changes - The Hartford High Yield Fund, The Hartford Inflation Plus Fund, The Hartford Municipal Opportunities Fund, The Hartford Municipal Real Return Fund, and The Hartford Short Duration Fund

As of March 5, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT RISKS,” the column relating to the investment risks associated with The Hartford High Yield Fund is revised to add Derivative Instruments: Index Securities and Structured Notes and Quantitative Investing Risk, the column relating to the investment risks associated with The Hartford Inflation Plus Fund is revised to delete Convertible Securities, Depositary Receipts, Derivative Instruments: Hybrid Instruments, Initial Public Offerings, and Preferred Stock Risk and add Derivative Instruments: Inflation-Linked Instruments, Derivative Instruments: Index Securities and Structured Notes, and Investments in Emerging Market Securities, the column relating to the investment risks associated with The Hartford Municipal Opportunities Fund is revised to delete Investments in Emerging Market Securities and add Active Trading Risk, Market Risk, and Money Market Instruments and Temporary Investment Strategies, the column relating to the investment risks associated with The Hartford Municipal Real Return Fund is revised to add Derivative Instrument: Event Linked Bonds, and the column relating to the investment risks associated with The Hartford Short Duration Fund is revised to add Municipal Securities.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the first two sentences of the second paragraph are deleted and replaced with the following:

With respect to Floating Rate Fund, Floating Rate High Income Fund, Global Enhanced Dividend Fund, Corporate Opportunities Fund, Money Market Fund, Small/Mid Cap Equity Fund, Strategic Income Fund, Equity Growth Allocation Fund, Growth Allocation Fund, Balanced Growth Fund, Conservative Allocation Fund, Target Retirement 2010 Fund, Target Retirement 2015 Fund, Target Retirement 2020 Fund, Target Retirement 2025 Fund, Target Retirement 2030 Fund, Target Retirement 2035 Fund, Target Retirement 2040 Fund, Target Retirement 2045 Fund and Target Retirement 2050 Fund, HIFSCO has entered into an investment services agreement with Hartford Investment Management.  With respect to Advisers Fund, Balanced Income Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Disciplined Equity Fund, Diversified International Fund, Dividend and Growth Fund, Emerging Markets Local Debt Fund, Emerging Markets Research Fund, Equity Income Fund, Fundamental Growth Fund, Global All-Asset Fund, Global Growth Fund, Global Real Asset Fund, Global Research Fund, Growth Fund, Growth Opportunities Fund, Healthcare Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, International Small Company Fund, International Value Fund, MidCap Fund, MidCap Value Fund, Municipal Opportunities Fund, Municipal Real Return Fund, Short Duration Fund, Small Company Fund, SmallCap Growth Fund, Value Fund, Value Opportunities Fund and World Bond Fund, HIFSCO has entered into an investment sub-advisory agreement with Wellington Management.

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS —MANAGEMENT FEES,” the tables relating to The Hartford High Yield Fund, The Hartford Inflation Plus Fund, The Hartford Municipal Opportunities Fund, The Hartford Municipal Real Return Fund, and The Hartford Short Duration Fund are deleted and replaced with the following:

The Hartford High Yield Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.650%
Next $500 million	0.600%
Next $1.5 billion	0.595%
Next $2.5 billion	0.590%
Next $5 billion	0.580%
Over $10 billion	0.570%

The Hartford Inflation Plus Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.500%
Next $500 million	0.450%
Next $1.5 billion	0.445%
Next $2.5 billion	0.440%
Next $5 billion	0.430%
Over $10 billion	0.420%

The Hartford Municipal Opportunities Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $500 million	0.500%
Next $1.5 billion	0.475%
Next $2.5 billion	0.465%
Next $5 billion	0.455%
Over $10 billion	0.445%

The Hartford Municipal Real Return Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.500%
Next $500 million	0.450%
Next $1.5 billion	0.440%
Next $2.5 billion	0.430%
Next $5 billion	0.420%
Over $10 billion	0.410%

The Hartford Short Duration Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.400%
Next $1.5 billion	0.395%
Next $2.5 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

4.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Christopher Bade, Joseph Darcy, Bradley Dyslin, Carlos Feged, John Hendricks, Ray Humphrey, Luke Morosanu, and James Ong and the corresponding footnotes are deleted.

5.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the footnote to the information in the table relating to Michael Bacevich is deleted and replaced with the following:

(1) This portfolio manager manages more than one Hartford Fund (Floating Rate Fund, Floating Rate High Income Fund, and Strategic Income Fund).  Assets under management in those Funds total $5,829.86 million, $27.90 million, and $465.37 million, respectively.

6.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the footnotes to the information in the table relating to Robert Crusha, Joseph Portera, and James Serhant are deleted.

7.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the references in the table to The Hartford High Yield Fund, The Hartford Inflation Plus Fund, The Hartford Municipal Opportunities Fund, The Hartford Municipal Real Return Fund, The Hartford Short Duration Fund and their corresponding benchmarks are deleted.

8.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Christopher Bade, Joseph Darcy, Bradley Dyslin, Carlos Feged, John Hendricks, Ray Humphrey, Luke Morosanu, and James Ong is deleted.

9.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Michael Bacevich, Robert Crusha, and James Serhant is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Michael Bacevich	Floating Rate Fund	$100,001-$500,000
	Floating Rate High Income Fund	$10,001-$50,000
	Strategic Income Fund	$10,001-$50,000

Robert Crusha	Money Market Fund	None

James Serhant	Corporate Opportunities Fund	None

10.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Timothy D. Haney **	0	(n)	$0	1	$14.1	104		$17,400.6
Christopher A. Jones**	12		$728.4	9	$1,331.9	26	(35)	$1,458.4
Brad W. Libby**	0	(o)	$0	0	$0	0		$0
Timothy E. Smith**	6		$3,617.9	6	$2,156.1	50	(36)	$13,689.8

**Information as of November 30, 2011.

(n) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Municipal Real Return Fund).  Assets under management in those Funds total approximately $355.5 million and $229.8 million, respectively.

(o) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Municipal Opportunities Fund and Municipal Real Return Fund).  Assets under management in those Funds total approximately $355.5 million and $229.8 million, respectively.

(35) The advisory fee for 4 of these other accounts is based upon performance.  Assets under management in these other accounts total approximately $195.2 million.

(36) The advisory fee for 2 of these other accounts is based upon performance.  Assets under management in these other accounts total approximately $328.2 million.

11.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to the other accounts managed by Lindsay Thrift Politi is deleted and replaced with the following:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)
Lindsay Thrift Politi **	4	(p)	$1,094.3	13	$2,007.8	17	$3,929.7

**Information as of November 30, 2011.

(p) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Global Real Asset Fund, Inflation Plus Fund and Municipal Real Return Fund).  Assets under management in those Funds total approximately $435 million, $2,293.9 million, and $229.8 million, respectively.

12.           Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the incentive benchmark table:

Fund	Benchmark
High Yield Fund	Barclays Capital US Corporate High Yield Bond Index Lipper High Current Yield
Inflation Plus Fund	Barclays Capital US TIPS Index Lipper TIPS
Municipal Opportunities Fund	Barclays Capital US Municipal Bond Index (80%) and Barclays Capital High Yield US Municipal Bond Index (20%) Lipper General Municipal Debt
Municipal Real Return Fund	Barclays Capital 1-15 Year Blend Municipal (1-17 Maturity) Index (100%) and Barclays Capital 5-Year Zero Coupon US CPI Swap Index (75%)
Short Duration Fund	Barclays Capital 1-3 Year Government/Credit Index (50%), Barclays Capital 1-5 Year Credit Index (35%) and Credit Suisse Leveraged Loan Index (15%) Lipper Short Investment Grade

13.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Timothy D. Haney	Municipal Opportunities	None**
	Municipal Real Return	None**
Christopher A. Jones	High Yield	None**
Brad W. Libby	Municipal Opportunities	None**
	Municipal Real Return	None**
Timothy E. Smith	Short Duration Fund	None**

**Information as of December 31, 2011.

14.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information relating to the equity securities beneficially owned by Lindsay Thrift Politi is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Lindsay Thrift Politi	Global Real Asset Fund	None
	Inflation Plus Fund	None**
	Municipal Real Return Fund	None**

**Information as of December 31, 2011.

Investment Risk, Sub-Adviser, Management Fee and Expense Limitation Changes — The Hartford Strategic Income Fund

As of April 2, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT RISKS,” the column relating to the investment risks associated with The Hartford Strategic Income Fund is revised to add Derivative Instruments: Inflation-Linked Instruments; Derivative Instruments: Credit-Linked Securities, Derivative Instruments: Index Securities and Structured Notes and Quantitative Investing Risk.

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the reference to Strategic Income Fund is deleted from the first sentence of the second paragraph and inserted in the second sentence of the second paragraph.

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES,” the table relating to The Hartford Strategic Income Fund is deleted and replaced with the following:

The Hartford Strategic Income Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $500 million	0.500%
Next $1.5 billion	0.475%
Next $2.5 billion	0.465%
Next $5 billion	0.455%
Over $10 billion	0.445%

4.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY,” the information in the table relating to the expense limitations of certain classes of The Hartford Strategic Income Fund is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Strategic Income Fund	0.95%	1.70%	0.70%	1.25%	0.95%	0.65%	0.60%

5.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Joseph Portera is deleted.

6.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the footnote to the information in the table relating to Michael Bacevich is deleted and replaced with the following:

(1) This portfolio manager manages more than one Hartford Fund (Floating Rate Fund and Floating Rate High Income Fund).  Assets under management in those Funds total $5,829.86 million and $27.90 million, respectively.

7.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the footnote to the information in the table relating to Michael Gray is deleted.

8.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the references in the table to The Hartford Strategic Income Fund and its benchmark are deleted.

9.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Joseph Portera and Nasri Toutoungi is deleted.

10.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Michael Bacevich and Michael Gray is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED/MANAGED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Michael Bacevich	Floating Rate Fund	$100,001-$500,000
	Floating Rate High Income Fund	$10,001-$50,000
Michael Gray	Corporate Opportunities Fund	$10,001-$50,000

11.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED (in millions)	POOLED ACCOUNTS		ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Campe Goodman**	8	$1,327.6	10	(37)	$1,698.7	55	(37)	$23,561.3
Joseph F. Marvan**	8	$1,076.4	11		$1,752.0	58	(38)	$23,778.5

**Information as of November 30, 2011.

(37) The advisory fee for 1 of these pooled accounts and 1 of these other accounts is based upon performance.  Assets under management in this pooled account and this other account total approximately $95.7 million and $440.6 million, respectively.

(38) The advisory fee for 1 of these other accounts is based upon performance.  Assets under management in this other account total approximately $440.6 million.

12.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to the other accounts managed by Lucius T. Hill, III is deleted and replaced with the following:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS		ASSETS MANAGED (in millions)
Lucius T. Hill **	10	(q)	$11,909.9	12	$3,356.6	62	(16)	$49,334.4

**Information as of November 30, 2011.

(q) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund and Strategic Income Fund).  Assets under management in those Funds total approximately $677 million and $466.7 million, respectively.

(16) The advisory fee for 1 of these other accounts is based upon performance. Assets under management in that other account total approximately $440.6 million.

13.           Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the incentive benchmark table:

Fund	Benchmark
Strategic Income Fund

Barclays Capital US Intermediate Government Index 1-10 Year (30%), Barclays Capital US High Yield Index (30%), JP Morgan Emerging Markets Bond Index Plus (20%) and Citi World Government Bond ex US Unhedged 1-10 Year Index (20%)
Lipper Multi-Sector Income

14.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the table:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Campe Goodman	Strategic Income	None**
Joseph F. Marvan	Strategic Income	None**

**Information as of December 31, 2011.

15.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information relating to the equity securities beneficially owned by Lucius T. Hill, III is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Lucius T. Hill, III	Balanced Income Fund Strategic Income Fund	$500,001-$1,000,000 None**

**Information as of December 31, 2011.

Name, Investment Risk, Sub-Adviser, Management Fee and Expense Limitation Changes — The Hartford Corporate Opportunities Fund

As of April 23, 2012, the above referenced SAI is revised as follows:

1.             On the front cover, the Fund’s name is changed to The Hartford Unconstrained Bond Fund and conforming changes are made throughout.

2.             Under the heading “INVESTMENT RISKS,” the column relating to the investment risks associated with The Hartford Corporate Opportunities Fund is revised to incorporate the Fund’s new name, to add Derivative Instruments: Inflation-Linked Instruments, Derivative Instruments: Credit-Linked Securities, Derivative Instruments: Index Securities and Structured Notes.

3.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS,” the reference to Corporate Opportunities Fund is deleted from the first sentence of the second paragraph and Unconstrained Bond Fund is inserted in the second sentence of the second paragraph.

4.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — MANAGEMENT FEES,” the table relating to The Hartford Corporate Opportunities Fund is deleted and replaced with the following:

The Hartford Unconstrained Bond Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $500 million	0.500%
Next $1.5 billion	0.475%
Next $2.5 billion	0.465%
Next $5 billion	0.455%
Over $10 billion	0.445%

5.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY,” the information in the table relating to the expense limitations of certain classes of The Hartford Corporate Opportunities Fund is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Unconstrained Bond Fund	0.99%	1.74%	N/A	1.29%	0.99%	0.69%	0.69%

6.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Ira Edelblum, Michael Gray, and James Serhant is deleted.

7.             Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the references in the table to The Hartford Corporate Opportunities Fund and its benchmark are deleted.

8.             Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY HARTFORD INVESTMENT MANAGEMENT’S PORTFOLIO MANAGERS,” the information in the table relating to Ira Edelblum, Michael Gray and James Serhant is deleted.

9.             Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following footnotes are added to the information in the table relating to the other accounts managed by Campe Goodman and Joseph F. Marvan, respectively:

(r) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Strategic Income Fund and Unconstrained Bond Fund).  Assets under management in those Funds total approximately $466.7 million and $263.7 million, respectively.

(s) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Strategic Income Fund and Unconstrained Bond Fund).  Assets under management in those Funds total approximately $466.7 million and $263.7 million, respectively.

10.           Under the heading “PORTFOLIO MANAGERS — OTHER ACCOUNTS MANAGED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” footnote (q) to the information in the table relating to the other accounts managed by Lucius T. Hill, III is deleted and replaced with the following:

(q) In addition to the registered investment company accounts listed above, this portfolio manager manages more than one Hartford Fund (Balanced Income Fund, Strategic Income Fund and

Unconstrained Bond Fund).  Assets under management in those Funds total approximately $677 million, $466.7 million and $263.7 million, respectively.

11.           Under the heading “PORTFOLIO MANAGERS — COMPENSATION OF WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the following information is added to the incentive benchmark table:

Fund	Benchmark
Unconstrained Bond Fund	80% Barclays US Aggregate Bond Index, 20% Lipper Multi-Sector Income

12.           Under the heading “PORTFOLIO MANAGERS — EQUITY SECURITIES BENEFICIALLY OWNED BY WELLINGTON MANAGEMENT’S PORTFOLIO MANAGERS,” the information relating to the equity securities beneficially owned by Campe Goodman, Lucius T. Hill, III and Joseph F. Marvan is deleted and replaced with the following:

PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Campe Goodman	Strategic Income Unconstrained Bond Fund	None** None**
Lucius T. Hill, III	Balanced Income Fund Strategic Income Fund Unconstrained Bond Fund	$500,001-$1,000,000 None** None**
Joseph F. Marvan	Strategic Income Unconstrained Bond Fund	None** None**

**Information as of December 31, 2011.

Management Fee and Expense Limitation Changes

As of March 1, 2012, the above referenced SAI is revised as follows:

1.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS —MANAGEMENT FEES,” the tables relating to The Hartford Balanced Income Fund, The Hartford Capital Appreciation II Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Global All-Asset Fund, The Hartford Global Real Asset Fund, The Hartford International Opportunities Fund, The Hartford MidCap Value Fund, and The Hartford Value Fund are deleted and replaced with the following:

The Hartford Balanced Income Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.700%
Next $250 million	0.630%
Next $500 million	0.600%
Next $1.5 billion	0.570%
Next $2.5 billion	0.550%
Next $5 billion	0.530%
Over $10 billion	0.525%

The Hartford Capital Appreciation II Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.950%
Next $250 million	0.900%
Next $500 million	0.800%
Next $1.5 billion	0.750%
Next $2.5 billion	0.700%
Next $5 billion	0.680%
Over $10 billion	0.675%

The Hartford Dividend and Growth Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.750%
Next $500 million	0.650%
Next $1.5 billion	0.600%
Next $2.5 billion	0.595%
Next $5 billion	0.590%
Over $10 billion	0.585%

The Hartford Equity Income Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.750%
Next $250 million	0.700%
Next $500 million	0.650%
Next $1.5 billion	0.600%
Next $2.5 billion	0.590%
Over $5 billion	0.5875%

The Hartford Global All-Asset Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.950%
Next $250 million	0.900%
Next $500 million	0.800%
Next $1.5 billion	0.730%
Next $2.5 billion	0.700%
Next $5 billion	0.660%
Over $10 billion	0.655%

The Hartford Global Real Asset Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.950%
Next $250 million	0.930%
Next $500 million	0.850%
Next $1.5 billion	0.780%
Next $2.5 billion	0.750%
Over $5 billion	0.710%

The Hartford International Opportunities Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.750%
Next $500 million	0.650%
Next $1.5 billion	0.640%
Next $2.5 billion	0.635%
Next $5 billion	0.630%
Over $10 billion	0.625%

The Hartford MidCap Value Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.750%
Next $500 million	0.650%
Next $1.5 billion	0.600%
Next $2.5 billion	0.595%
Next $5 billion	0.590%
Over $10 billion	0.585%

The Hartford Value Fund

Average Daily Net Assets	Annual Rate
First $500 million	0.700%
Next $500 million	0.600%
Next $1.5 billion	0.590%
Next $2.5 billion	0.585%
Next $5 billion	0.580%
Over $10 billion	0.575%

2.             Under the heading “INVESTMENT MANAGEMENT ARRANGEMENTS — ADVISORY FEE PAYMENT HISTORY,” the information in the table relating to the expense limitations of certain classes of The Hartford Balanced Income Fund, The Hartford Capital Appreciation II Fund, The Hartford Global All-Asset Fund, The Hartford Global Real Asset Fund, and The Hartford Value Fund is deleted and replaced with the following:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Balanced Income Fund	0.99%	1.74%	0.74%	1.24%	0.94%	0.69%	0.64%
Capital Appreciation II Fund	1.25%	2.00%	1.00%	1.35%	1.05%	0.95%	0.90%
Global All-Asset Fund	1.25%	2.00%*	1.00%	1.50%	1.20%	0.95%	0.90%
Global Real Asset Fund	1.35%	2.10%*	1.10%	1.60%	1.30%	1.05%	1.00%
Hartford Value Fund	1.25%	2.00%	1.00%	1.45%	1.15%	0.85%	0.80%

* Fund does not offer Class B shares.

This Supplement should be retained with your SAI for future reference.